DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued operations - Discontinued operations [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued operations [Line Items]
Interest and similar income	£ 14	£ 228
Interest and similar expense	(3)	(1,541)
Net interest income	11	(1,313)
Fee and commission income	106	373
Fee and commission expense	(180)	(553)
Net fee and commission income	(74)	(180)
Net trading income	(790)	10,977
Insurance premium income	2,714	7,930
Other operating income	205	102
Other income	2,055	18,829
Total income	2,066	17,516
Insurance claims	(1,363)	(15,578)
Total income, net of insurance claims	703	1,938
Operating expenses	(333)	(995)
Trading surplus	370	943
Profit on disposal of the discontinued operations	1,010
Profit before tax	1,380	943
Taxation	(66)	(147)
Profit after tax from discontinued operations	£ 1,314	£ 796